UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3023

                                   FORUM FUNDS
                               Two Portland Square
                               Portland, ME 04101
                                  207-879-1900

                          David I. Goldstein, President
                               Two Portland Square
                               Portland, ME 04101
                                  207-879-1900

                        Date of fiscal year end: March 31

          Date of reporting period: October 1, 2004 - December 31, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS.


AUSTIN GLOBAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004


  SHARES              SECURITY DESCRIPTION                               COST              VALUE

COMMON STOCK - 98.0%

              ARGENTINA - 1.0%
     20,000   Cresud SA, ADR                                          $ 226,108         $ 298,000
                                                                     -------------      ------------
                                                                     -------------      ------------

              BRAZIL - 1.2%
      2,000   Petrobras SA, ADR                                          72,548            79,560
      9,000   Unibanco - Uniao de Bancos Brasileiros SA, GDR            197,010           285,480
                                                                     -------------      ------------
                                                                     -------------      ------------
                                                                        269,558           365,040
                                                                     -------------      ------------
                                                                     -------------      ------------

              CANADA - 6.7%
     16,000   Canfor Corp.+                                             195,099           208,989
     15,000   EnCana Corp.                                              476,341           855,900
      8,000   Fording Canadian Coal Trust                               191,532           617,200
      8,000   National Bank of Canada                                   216,643           330,910
                                                                     -------------      ------------
                                                                     -------------      ------------
                                                                      1,079,615         2,012,999
                                                                     -------------      ------------
                                                                     -------------      ------------

              FRANCE - 3.7%
      7,000   Cap Gemini SA                                             181,666           224,168
      6,500   CNP Assurances                                            310,470           465,611
      5,000   Eurazeo                                                   138,170           422,387
                                                                     -------------      ------------
                                                                     -------------      ------------
                                                                        630,306         1,112,166
                                                                     -------------      ------------
                                                                     -------------      ------------
              GERMANY - 2.6%
      9,000   Merck KGaA                                                261,076           615,332
      2,000   RWE AG                                                     99,577           110,371
      1,000   Volkswagen AG                                              42,139            45,331
                                                                     -------------      ------------
                                                                     -------------      ------------
                                                                        402,792           771,034
                                                                     -------------      ------------
                                                                     -------------      ------------
              GREECE - 1.4%
     10,000   Coca-Cola Hellenic Bottling Co. SA                        118,189           244,393
      5,000   Tsakos Energy Navigation, Ltd.                            145,560           178,950
                                                                     -------------      ------------
                                                                     -------------      ------------
                                                                        263,749           423,343
                                                                     -------------      ------------
                                                                     -------------      ------------

              HONG KONG - 4.0%
     40,000   Guoco Group, Ltd.                                         307,552           391,112
        533   Hutchison Telecommunications International, Ltd.+             415               480
     40,000   Hutchison Whampoa, Ltd.                                   280,865           374,387
     84,000   LIU Chong Hing Investment, Ltd.                            66,597            68,625
    250,000   Swire Pacific, Ltd., Class B                              215,614           371,493
                                                                     -------------      ------------
                                                                     -------------      ------------
                                                                        871,043         1,206,097
                                                                     -------------      ------------
                                                                     -------------      ------------
              ITALY - 2.1%
     25,000   Arnoldo Mondadori Editore SpA                             185,107           288,501
     13,000   ENI SpA                                                   286,318           325,486
                                                                     -------------      ------------
                                                                     -------------      ------------
                                                                        471,425           613,987
                                                                     -------------      ------------
                                                                     -------------      ------------

              JAPAN - 11.7%
    120,000   Aioi Insurance Co., Ltd.                                  380,762           553,918
     20,000   Futaba Industrial Co., Ltd.                               223,993           349,175
         20   Millea Holdings, Inc.                                     277,145           296,672
     60,000   Mitsui Sumitomo Insurance Co., Ltd.                       304,192           521,128
      6,000   Nippon Broadcasting System, Inc.                          193,457           295,696
     80,000   Nisshinbo Industries, Inc.                                394,350           598,810
     35,000   Toyota Industries Corp.                                   662,059           874,402
                                                                     -------------      ------------
                                                                     -------------      ------------
                                                                      2,435,958         3,489,801
                                                                     -------------      ------------
                                                                     -------------      ------------
              NETHERLANDS - 9.8%
     17,294   ABN Amro Holdings NV                                      330,557           458,149
     14,500   Akzo Nobel NV                                             502,742           618,472
     20,500   Heineken Holding NV, Class A                              574,440           619,988
      7,294   Hunter Douglas NV                                         233,221           389,139
     13,145   Randstad Holding NV                                       201,132           517,260
     25,475   Wegener NV CVA                                            233,543           327,224
                                                                     -------------      ------------
                                                                     -------------      ------------
                                                                      2,075,635         2,930,232
                                                                     -------------      ------------
                                                                     -------------      ------------

              NEW ZEALAND - 1.0%
    200,000   Carter Holt Harvey, Ltd.                                  319,254           299,032
                                                                     -------------      ------------
                                                                     -------------      ------------

              NORWAY - 4.1%
     39,600   Farstad Shipping A/S                                      378,949           496,908
      6,000   Ganger Rolf A/S                                           189,469           239,737
     30,000   Smedvig ASA, Class A                                      303,180           503,991
                                                                     -------------      ------------
                                                                     -------------      ------------
                                                                        871,598         1,240,636
                                                                     -------------      ------------
                                                                     -------------      ------------

              SINGAPORE - 2.7%
  1,200,000   Chuan Hup Holdings, Ltd.                                  370,274           477,824
    216,000   Del Monte Pacific, Ltd.                                    88,005            90,640
  2,775,000   Hotung Investment Holdings, Ltd.+                         256,539           235,875
                                                                     -------------      ------------
                                                                     -------------      ------------
                                                                        714,818           804,339
                                                                     -------------      ------------
                                                                     -------------      ------------

              SPAIN - 2.3%
     15,000   Altadis SA                                                350,750           687,101
                                                                     -------------      ------------
                                                                     -------------      ------------

              SWEDEN - 1.3%
     30,000   Investor AB, Class A                                      306,101           381,467
                                                                     -------------      ------------
                                                                     -------------      ------------

              SWITZERLAND - 8.2%
     10,000   Compagnie Financiere Richemont                            224,136           332,864
        600   Gurit-Heberlein AG, Class B                               433,694           490,194
      2,300   Nestle SA                                                 486,626           601,750
      9,000   Novartis AG                                               405,427           453,522
        600   Rieter Holding AG                                         158,394           174,127
      1,000   Swisscom AG                                               333,592           393,985
                                                                     -------------      ------------
                                                                     -------------      ------------
                                                                      2,041,869         2,446,442
                                                                     -------------      ------------
                                                                     -------------      ------------
              TURKEY - 0.6%
 30,000,000   Akbank TRL+                                               131,667           185,762
                                                                     -------------      ------------
                                                                     -------------      ------------

              UNITED KINGDOM - 6.0%
     10,142   British Land Co., plc                                     133,831           174,466
     11,000   Diageo plc, ADR                                           487,460           636,680
        455   HSBC Holdings, plc                                          6,178             7,786
      1,500   Rio Tinto plc, ADR                                         99,921           178,815
     26,000   Trinity Mirror plc                                         73,213           317,475
     41,000   United Utilities plc                                      400,380           495,911
                                                                     -------------      ------------
                                                                     -------------      ------------
                                                                      1,200,983         1,811,133
                                                                     -------------      ------------
                                                                     -------------      ------------
              UNITED STATES - 27.6%
     16,688   Advanced Power Technology, Inc.+                          126,972           129,165
      6,000   Archer-Daniels-Midland Co.                                105,000           133,860
      5,000   Automatic Data Processing, Inc.                           202,802           221,750
     23,000   AVX Corp.                                                 279,894           289,800
     12,000   Baker Hughes, Inc.                                        399,430           512,040
      8,000   Burlington Northern Santa Fe Corp.                        258,290           378,480
      1,000   ConocoPhillips                                             72,710            86,830
     23,600   Credence Systems Corp.+                                   179,532           215,940
     25,000   GenCorp, Inc.                                             287,022           464,250
      1,500   Griffin Land & Nurseries, Inc.+                            36,980            38,625
     40,000   Input/Output, Inc.+                                       318,096           353,600
     13,700   IXYS Corp.+                                               108,052           141,384
     22,000   Kos Pharmaceuticals, Inc.+                                117,912           828,080
     30,000   Liberty Media Corp., Class A+                             264,910           329,400
      2,500   MBIA, Inc.                                                102,496           158,200
     11,000   NewAlliance Bancshares, Inc.                              156,784           168,300
      3,682   News Corp., Class A                                        35,026            68,706
     10,000   OSI Systems, Inc.+                                        164,958           227,100
     15,000   Popular, Inc.                                             255,482           432,450
     20,000   Saks, Inc.+                                               250,782           290,200
     11,300   Schering-Plough Corp.                                     207,491           235,944
      5,000   Scholastic Corp.+                                         146,144           184,800
      4,000   Superior Industries International, Inc.                   107,900           116,200
     50,104   Sycamore Networks, Inc.+                                  192,640           203,422
      2,000   Tejon Ranch Co.+                                           72,180            81,600
     25,000   Tellabs, Inc.+                                            218,939           214,750
     27,000   Time Warner, Inc.+                                        452,207           524,880
     20,000   TriPath Imaging, Inc.+                                    139,100           179,400
     24,000   Veritas DGC, Inc.+                                        215,761           537,840
     16,000   Watts Water Technologies, Inc., Class A                   311,014           515,840
                                                                     -------------      ------------
                                                                     -------------      ------------
                                                                      5,786,506         8,262,836
                                                                     -------------      ------------
                                                                     -------------      ------------

              TOTAL COMMON STOCK                                     20,449,735        29,341,447
                                                                     -------------      ------------
                                                                     -------------      ------------

SHORT-TERM INVESTMENTS - 2.6%

  SHARES
MONEY MARKET FUND - 2.5%
    742,326   CitiSM Institutional Liquid Reserves, Clas                742,326           742,326
                                                                     -------------      ------------
                                                                     -------------      ------------

 PRINCIPAL
MONEY MARKET DEPOSIT ACCOUNT - 0.1%
   $ 20,323   Citibank Money Market Deposit Account                      20,323            20,323
                                                                     -------------      ------------
                                                                     -------------      ------------


Total Investments - 100.6%                                         $ 21,212,384 *        30,104,096
                                                                     =============      ------------
                                                                     =============      ------------

Other Asset and Liabilities, Net - (0.6%)                                                  (180,895)
                                                                                        ------------
                                                                                        ------------

NET ASSETS - 100.0%                                                                   $  29,923,201
                                                                                        ============
                                                                                        ============



---------------------------------------------------
---------------------------------------------------

+             Non-income producing security.
ADR           American Depositary Receipt.
GDR           Global Depositary Receipt.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
              (depreciation) consists of:

              Gross Unrealized Appreciation                   $ 8,936,786
              Gross Unrealized Depreciation                       (45,074)
                                                            -------------
                                                            -------------
              Net Unrealized Appreciation (Depreciation)      $ 8,891,712
                                                            =============



----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
INVESTORS BOND FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------


  PRINCIPAL                       SECURITY DESCRIPTION                                RATE      MATURITY         VALUE

CORPORATE BONDS & NOTES - 61.1%
CONSUMER DISCRETIONARY - 2.4%
    $ 316,000 Sears Roebuck Acceptance Corp.                                          6.70%     11/15/06          $ 328,484
                                                                                                         -------------------
                                                                                                         -------------------

FINANCIALS - 29.2%
       27,000 Bank United, MTN, Series A                                               8.00      3/15/09             30,946
      711,000 Comerica Bank                                                            8.38      7/15/24            886,055
      750,000 Ford Motor Credit Co.                                                    7.88      6/15/10            827,240
      500,000 General Motors Acceptance Corp.                                          7.75      1/19/10            537,218
      500,000 Lehman Brothers Holdings                                                 7.20      8/15/09            563,362
      316,000 Leucadia National Corp.                                                  8.65      1/15/27            330,220
      750,000 Merrill Lynch & Co., Series CPI+/-                                       4.66       3/2/09            745,980
                                                                                                         -------------------
                                                                                                         -------------------

                                                                                                                  3,921,021
                                                                                                         -------------------
                                                                                                         -------------------

HEALTH CARE - 3.8%
      500,000 United Health Group, Inc.                                                7.50     11/15/05            516,158
                                                                                                         -------------------
                                                                                                         -------------------

INDUSTRIALS - 3.6%
      474,000 Cummins, Inc.                                                            6.45       3/1/05            476,370
                                                                                                         -------------------
                                                                                                         -------------------

UTILITIES - 22.1%
      750,000 American Electric Power Co., Inc., Series A                              6.13      5/15/06            777,542
    1,000,000 DPL, Inc.                                                                8.25       3/1/07          1,088,988
    1,010,000 DPL, Inc.                                                                6.88       9/1/11          1,108,103
                                                                                                         -------------------
                                                                                                         -------------------

                                                                                                                  2,974,633
                                                                                                         -------------------
                                                                                                         -------------------

Total Corporate Bonds & Notes (Cost $7,947,600)                                                                   8,216,666
                                                                                                         -------------------
                                                                                                         -------------------

MUNICIPAL BONDS - 16.5%
    1,278,810  Coffee County, GA, Hospital Authority, Taxable Revenue Anticipation
               Certificates, Coffee Regional Medical Center Office Building
               Project, Series B *                                                     9.00      12/1/12          1,306,087
      864,063  Coffee County, GA, Hospital Authority, Taxable Revenue Anticipation
               Certificates, Coffee Regional Medical Center Office Building
               Project, Series B, ACA Insured, CBI *                                   9.00      12/1/12            914,309
                                                                                                         -------------------
                                                                                                         -------------------

Total Municipal Bonds (Cost $2,230,458)                                                                           2,220,396
                                                                                                         -------------------
                                                                                                         -------------------

U.S. TREASURY NOTES - 9.3%
    1,250,000 U.S. Treasury Notes (Cost $1,260,740)                                    3.63      7/15/09          1,254,005
                                                                                                         -------------------
                                                                                                         -------------------

   SHARES
EQUITIES - 9.4%
COMMON STOCK - 0.1%
          741 Conseco, Inc. + (Cost $1,020,233)                                                                      14,783
                                                                                                         -------------------
                                                                                                         -------------------

PREFERRED STOCK - 3.7%
       20,000 PNC Capital Trust (Cost $500,000)                                        6.13                         502,400
                                                                                                         -------------------
                                                                                                         -------------------

WARRANTS - 5.6%
        2,964 Conseco, Inc. +                                                                                         8,862
       27,600 National Commerce Capital Trust  +                                                                    739,680
                                                                                                         -------------------
                                                                                                         -------------------

Total Warrants (Cost $750,766)                                                                                      748,542
                                                                                                         -------------------
                                                                                                         -------------------

SHORT-TERM INVESTMENTS - 2.5%
MONEY MARKET FUND - 1.9%
      252,876 CitiSM Institutional Trust Liquid Reserves Class A (Cost $252,876)                                    252,876
                                                                                                         -------------------
                                                                                                         -------------------

  PRINCIPAL
MONEY MARKET DEPOSIT ACCOUNT - 0.6%
       71,395 Citibank Money Market Deposit Account (Cost $71,395)                                                   71,395
                                                                                                         -------------------
                                                                                                         -------------------


Total Investments - 98.8% (Cost $14,034,068) *                                                                 $ 13,281,063
Other Assets and Liabilities, Net - 1.2%                                                                            156,361
                                                                                                         -------------------
                                                                                                         -------------------
NET ASSETS - 100.0%                                                                                            $ 13,437,424
                                                                                                         ===================
                                                                                                         ===================

+/-  Variable rate security.

+ Non-income producing security.

* Denotes a restricted security which is subject to restrictions on resale under Federal securities law. As of December 31, 2004, these securities amounted to $2,220,396, which represents 16.5% of Net Assets. Following is additional information on each restricted security:

  SECURITY                                                                            ACQUISITION DATE                    COST
    Coffee County, GA, Hospital Authority, Taxable Revenue Anticipation Certificates,     10/31/2001                   $1,317,538
      Coffee Regional Medical Center Office Building Project, Series B
    Coffee County, GA, Hospital Authority, Taxable Revenue Anticipation Certificates      10/10/1997                     $727,903
      Coffee Regional Medical Center Office Building Project, Series B ACA Insured, CBI   12/15/1997                     $185,017


*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:
Gross Unrealized Appreciation                                      $293,650
Gross Unrealized Depreciation                                   (1,046,655)
                                                           ----------------
                                                           ----------------
Net Unrealized Appreciation (Depreciation)                       ($753,005)
                                                           ================
                                                           ================

ACA  American Capital Access
CBI    Certificate of Bond Insurance
MTN  Medium Term Note


---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------


  PRINCIPAL                           SECURITY DESCRIPTION                             RATE      MATURITY       VALUE

MUNICIPAL BONDS - 94.5%
ARIZONA - 3.5%
    $ 500,000 Gila County, AZ, IDA, Cobre Valley Community Hospital, Healthcare RV,
              ACA Insured                                                               6.00%     12/1/20      $ 541,320
                                                                                                            ---------------
                                                                                                            ---------------

ARKANSAS - 2.0%
      305,000 Crossett, AR, PCR, Georgia-Pacific Corp. Project                          4.88      10/1/07        309,484
                                                                                                            ---------------
                                                                                                            ---------------

DISTRICT OF COLUMBIA - 3.5%
      500,000 District of Columbia, Educational Facilities RV, American University,
              AMBAC Insured                                                             5.75      10/1/16        532,795
                                                                                                            ---------------
                                                                                                            ---------------

ILLINOIS - 1.0%
      170,000 Illinois Development Finance Authority RV, Community Rehabilitation
              Providers Facilities Acquisition Program, Partially P/R                   8.25       8/1/12        159,543
                                                                                                            ---------------

LOUISIANA - 15.0%
    1,000,000 Calcasieu Parish, LA, IDA RV, Occidental Petroleum Project                   4.80     12/1/06      1,036,540
    1,000,000 Louisiana Public Facilities Authority, Healthcare RV, Extended Care
              Facilities Community-Care Corp.                                             11.00      2/1/14      1,276,650
                                                                                                            ---------------
                                                                                                            ---------------

                                                                                                                 2,313,190
                                                                                                            ---------------
                                                                                                            ---------------

MAINE - 1.6%
      250,000 Baileyville, ME, PCR, Georgia-Pacific Corp. Project                          4.75      6/1/05        251,165
                                                                                                            ---------------
                                                                                                            ---------------

MINNESOTA - 6.4%
    1,000,000 International Falls, MN, PCR, Boise Cascade Corp. Project                    5.50      4/1/23        990,820
                                                                                                            ---------------
                                                                                                            ---------------

MISSOURI - 3.0%
      465,000 Kansas City, MO, IDA RV, Owens-Illinois, Inc. Project                        4.90    12/31/08        467,716
                                                                                                            ---------------
                                                                                                            ---------------

NEW HAMPSHIRE - 0.6%
       90,000 New Hampshire, HEHFA RV, Franklin Pierce College Project                     6.00     10/1/13         90,076
                                                                                                            ---------------
                                                                                                            ---------------

NEW JERSEY - 5.6%
      770,000 Essex County, NJ, Improvement Authority RV, Utilities System East Orange
              Franchise, MBIA Insured                                                      6.00      7/1/18        860,644
                                                                                                            ---------------
                                                                                                            ---------------

OHIO - 34.8%
      740,000 Hamilton, OH, GO Bonds, One Renaissance Center, Series A, AMBAC Insured      5.50     11/1/16        831,124
      300,000 Lebanon, OH, Electric RV, AMBAC Insured                                      5.50     12/1/17        336,798
      500,000 Lorain County, OH, Hospital RV, Catholic Healthcare Project, Series A        5.63     10/1/16        545,090
      215,000 Montgomery County, OH, GO Bonds                                              5.30     12/1/10        230,837
      500,000 Montgomery County, OH, Catholic Health Initiatives                           5.38      9/1/11        556,705
      615,000 Northwest, OH, GO Bonds, FGIC Insured                                        5.50     12/1/12        705,436
    1,000,000 Ohio State Air Quality Development Authority, PCR, Environmental Improvement,
              United States Steel Corp. Project                                            5.00     11/1/15      1,087,600
      500,000 Ohio State Building Authority,Lease RV, Arts Building Fund Project, Series A 5.50      4/1/16        558,050
      500,000 Ohio State Water Development Authority, PCR, Toledo Edison Co. Project,
              Series B                                                                     4.50      9/1/33        504,680
                                                                                                            ---------------
                                                                                                            ---------------

                                                                                                                 5,356,320
                                                                                                            ---------------
                                                                                                            ---------------

OKLAHOMA - 1.3%
      195,000 Claremore, OK, Public Works Authority Capital Improvement, Sales Tax RV,
              ETM, MBIA Insured                                                            5.00      6/1/05        197,428
                                                                                                            ---------------
                                                                                                            ---------------

PENNSYLVANIA - 5.2%
      385,000 Bucks County, PA, IDA RV, Personal Care, Remarketed 11/15/93, ETM,
              Series A                                                                    10.00     5/15/19        634,160
      150,000 Horizon Hospital System  Authority,  PA, Hospital RV, Horizon Hospital
              System, Inc. Project                                                         6.35     5/15/16        157,264
                                                                                                            ---------------
                                                                                                            ---------------

                                                                                                                   791,424
                                                                                                            ---------------
                                                                                                            ---------------

PUERTO RICO - 1.9%
      250,000 Commonwealth of Puerto Rico, Fuel Sales Tax RV, Public Improvement Project,
              Series A                                                                     5.50      7/1/16        285,165
                                                                                                            ---------------
                                                                                                            ---------------

VIRGIN ISLANDS - 1.4%
      200,000 Virgin Islands, PFA RV, Gross Receipts Taxes Lien, Series A                  5.63     10/1/10        213,076
                                                                                                            ---------------
                                                                                                            ---------------

WASHINGTON - 7.7%
      465,000 Pierce County, WA, HFA RV                                                    6.00     12/1/28        464,679
      735,000 Vancouver, WA, HFA RV, Springbrook Square Project, Series B                  6.00      3/1/31        725,849
                                                                                                            ---------------
                                                                                                            ---------------

                                                                                                                 1,190,528
                                                                                                            ---------------
                                                                                                            ---------------

Total Municipal Bonds (Cost $13,826,235)                                                                        14,550,694
                                                                                                            ---------------
                                                                                                            ---------------

SHORT-TERM INVESTMENTS - 4.2 %

   SHARES
MONEY MARKET FUND - 4.2%
      648,325 Dreyfus Municipal Cash Management Plus Fund (Cost $648,325)                                          648,325
                                                                                                            ---------------
                                                                                                            ---------------


Total Investments - 98.7% (Cost $14,474,560) *                                                                $ 15,199,019
Other Assets and Liabilities, Net - 1.3%                                                                           207,627
                                                                                                            ---------------
                                                                                                            ---------------
NET ASSETS - 100.0%                                                                                            $15,406,646
                                                                                                            ===============
                                                                                                            ===============


*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:
Gross Unrealized Appreciation                                    $750,607
Gross Unrealized Depreciation                                    ($26,148)
                                                             -------------
                                                             -------------
Net Unrealized Appreciation (Depreciation)                       $724,459
                                                             =============
                                                             =============

ACA          American Capital Access
AMBAC    American Municipal Bond Assurance Corporation
ETM          Escrowed to Maturity
FGIC         Financial Guaranty Insurance Company
GO            General Obligation
HEHFA     Higher Education & Health Facilities Authority
HFA          Housing Finance Authority
IDA           Industrial Development Authority
MBIA         Municipal Bond Insurance Association
P/R            Prerefunded
PCR          Pollution Control Revenue
PFA           Public Finance Authority
RV             Revenue Bonds


---------------------------------------------------------------------------------------------------------------------------
PAYSON TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

                                     SECURITY
    SHARES                          DESCRIPTION                                                                 VALUE

COMMON STOCK - 83.8%

CHEMICALS AND ALLIED PRODUCTS - 1.8%
         7,100 Abbott Laboratories                                                                                 331,215
                                                                                                           ----------------
                                                                                                           ----------------

CONSUMER CYCLICAL - 9.3%
        11,200 Home Depot, Inc.                                                                                    478,688
         4,000 Johnson Controls, Inc.                                                                              253,760
         7,500 Polaris Industries, Inc.                                                                            510,150
        19,500 TJX Cos., Inc.                                                                                      490,035
                                                                                                           ----------------
                                                                                                           ----------------

                                                                                                                 1,732,633
                                                                                                           ----------------
                                                                                                           ----------------
CONSUMER STAPLES - 8.1%
        10,300 Altria Group, Inc.                                                                                  629,330
        10,000 Coca-Cola Co.                                                                                       416,300
         8,300 Procter & Gamble Co.                                                                                457,164
                                                                                                           ----------------
                                                                                                           ----------------

                                                                                                                 1,502,794
                                                                                                           ----------------
                                                                                                           ----------------

DOMESTIC DEPOSITORY INSTITUTIONS - 2.1%
         8,000 State Street Corp.                                                                                  392,960
                                                                                                           ----------------
                                                                                                           ----------------

ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT AND COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 0.8%
         6,500 Intel Corp.                                                                                         152,035
                                                                                                           ----------------
                                                                                                           ----------------

ENERGY - 8.5%
         5,200 ConocoPhillips                                                                                      451,516
         8,000 Exxon Mobil Corp.                                                                                   410,080
        10,050 Marathon Oil Corp.                                                                                  377,981
         6,000 Royal Dutch Petroleum Co. NY Shares                                                                 344,280
                                                                                                           ----------------
                                                                                                           ----------------

                                                                                                                 1,583,857
                                                                                                           ----------------
                                                                                                           ----------------
FINANCIAL - 14.1%
         4,000 American International Group, Inc.                                                                  262,680
        13,000 Arthur J. Gallagher & Co.                                                                           422,500
        12,150 Citigroup, Inc.                                                                                     585,387
         8,000 J.P. Morgan Chase & Co.                                                                             312,080
        20,000 Marsh & McLennan Cos., Inc.                                                                         658,000
        14,000 MBNA Corp.                                                                                          394,660
                                                                                                           ----------------
                                                                                                           ----------------

                                                                                                                 2,635,307
                                                                                                           ----------------
                                                                                                           ----------------

HEALTH CARE - 9.6%
         5,700 Cardinal Health, Inc.                                                                               331,455
         8,400 Johnson & Johnson                                                                                   532,728
        17,500 Merck & Co., Inc.                                                                                   562,450
        13,600 Pfizer, Inc.                                                                                        365,704
                                                                                                           ----------------
                                                                                                           ----------------

                                                                                                                 1,792,337
                                                                                                           ----------------
                                                                                                           ----------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 2.6%
         8,200 Best Buy Co., Inc.                                                                                  487,244
                                                                                                           ----------------
                                                                                                           ----------------

INDUSTRIALS - 11.9%
         4,050 General Dynamics Corp.                                                                              423,630
        11,200 General Electric Co.                                                                                408,800
         6,000 Ingersoll-Rand Co.- Class A                                                                         481,800
         8,550 Pitney Bowes, Inc.                                                                                  395,694
         4,950 United Technologies Corp.                                                                           511,583
                                                                                                           ----------------
                                                                                                           ----------------

                                                                                                                 2,221,507
                                                                                                           ----------------
                                                                                                           ----------------

INSURANCE CARRIERS - 0.0%
             2 St. Paul Travelers Cos., Inc.                                                                            74
                                                                                                           ----------------
                                                                                                           ----------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.1%
         5,520 Fannie Mae                                                                                          393,079
                                                                                                           ----------------
                                                                                                           ----------------

TECHNOLOGY - 11.9%
         4,800 Cisco Systems, Inc.+                                                                                 92,640
        11,700 Dell, Inc.+                                                                                         493,038
         2,000 Electronic Arts, Inc.+                                                                              123,360
         9,500 First Data Corp.                                                                                    404,130
         3,800 IBM Corp.                                                                                           374,604
        17,000 Microsoft Corp.                                                                                     454,070
        10,150 Sungard Data Systems, Inc.+                                                                         287,549
                                                                                                           ----------------
                                                                                                           ----------------

                                                                                                                 2,229,391
                                                                                                           ----------------
                                                                                                           ----------------

WHOLESALE TRADE-NONDURABLE GOODS - 1.0%
         4,800 Sysco Corp.                                                                                         183,216
                                                                                                           ----------------
                                                                                                           ----------------

Total Common Stock (cost $12,836,963)                                                                           15,637,649
                                                                                                           ----------------
                                                                                                           ----------------


EXCHANGE TRADED FUND - 4.8%
         4,400 iShares MSCI Emerging Markets (cost $782,901)                                                       888,140
                                                                                                           ----------------
                                                                                                           ----------------

  PRINCIPAL                                                                           RATE        MATURITY
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%
       $ 3,516 FHLMC Series 1678 C (cost $3,464)                                        6.00       8/15/08           3,515
                                                                                                           ----------------
                                                                                                           ----------------

CORPORATE BONDS & NOTES - 10.8%

CHEMICALS AND ALLIED PRODUCTS - 1.5%
       250,000 Dow Chemical Co.                                                         5.97       1/15/09         268,284
                                                                                                           ----------------
                                                                                                           ----------------

COMMUNICATIONS - 1.1%
       200,000 New York Telephone Co.                                                   6.00       4/15/08         211,329
                                                                                                           ----------------
                                                                                                           ----------------

FINANCIAL - 4.2%
       200,000 Associates Corp. of North America                                        6.10       1/15/05         200,187
       100,000 CIT Group, Inc.                                                          7.38        4/2/07         108,031
       200,000 Goldman Sachs Group, Inc.                                                6.65       5/15/09         220,905
       100,000 Household Finance Corp.                                                  6.50       1/24/06         103,403
       150,000 J.P. Morgan Chase & Co.                                                  6.25       1/15/06         154,412
                                                                                                           ----------------
                                                                                                           ----------------

                                                                                                                   786,938
                                                                                                           ----------------
                                                                                                           ----------------

CONSUMER CYCLICAL - 1.1%
       150,000 Sears Roebuck Acceptance Corp.                                           6.75       9/15/05         152,745
        50,000 Daimlerchrysler North America Holding Corp.                              7.40       1/20/05          50,092
                                                                                                           ----------------
                                                                                                           ----------------

                                                                                                                   202,837
                                                                                                           ----------------
                                                                                                           ----------------

CONSUMER STAPLES - 0.8%
       150,000 Kraft Foods, Inc.                                                        5.25        6/1/07         155,469
                                                                                                           ----------------
                                                                                                           ----------------

INDUSTRIALS - 1.7%
        50,000 Emerson Electric Co.                                                     6.30       11/1/05          51,201
       200,000 Ingersoll-Rand Co.                                                       6.58       12/5/05         206,069
        50,000 United Technologies Corp.                                                7.13      11/15/10          57,508
                                                                                                           ----------------
                                                                                                           ----------------

                                                                                                                   314,778
                                                                                                           ----------------
                                                                                                           ----------------

TECHNOLOGY - 0.3%
        50,000 Pitney Bowes, Inc.                                                       3.88       6/15/13          47,436
                                                                                                           ----------------
                                                                                                           ----------------

UTILITIES - 0.1%
        20,000 Baltimore Gas & Electric                                                 6.63       3/15/08          21,726
                                                                                                           ----------------
                                                                                                           ----------------

Total Corporate Bonds & Notes (cost $1,937,018)                                                                  2,008,797
                                                                                                           ----------------
                                                                                                           ----------------

MORTGAGE-BACKED SECURITIES - 0.1%
        14,007 GNMA Pool 394795 (cost $14,140)                                          7.50      10/15/10          14,923
                                                                                                           ----------------
                                                                                                           ----------------

SHORT-TERM INVESTMENTS - 0.9%

    SHARES
MONEY MARKET FUNDS - 0.8%
       148,632 CitiSM Institutional Trust Liquid Reserves Class A (cost $148,632)                                  148,632
                                                                                                           ----------------
                                                                                                           ----------------

  PRINCIPAL
MONEY MARKET DEPOSIT ACCOUNT - 0.1%
        23,847 Citibank Money Market Deposit Account (cost $23,847)                                                 23,847
                                                                                                           ----------------
                                                                                                           ----------------


TOTAL INVESTMENTS - 100.4% (COST $15,746,965)*                                                                $ 18,725,503
OTHER ASSETS AND LIABILITIES, NET - (0.4%)                                                                         (67,396)
                                                                                                           ----------------
                                                                                                           ----------------
NET ASSETS - 100.0%                                                                                           $ 18,658,107
                                                                                                           ================
                                                                                                           ================



+              Non-income producing security
FHLMC          Federal Home Loan Mortgage Corporation
GNMA           Government National Mortgage Association

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:
Gross Unrealized Appreciation                                   $3,318,666
Gross Unrealized Depreciation                                     (340,128)
                                                   ------------------------
                                                   ------------------------
Net Unrealized Appreciation (Depreciation)                      $2,978,538
                                                   ========================
                                                   ========================


------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
PAYSON VALUE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

                                       SECURITY
         SHARES                      DESCRIPTION                                                        VALUE

COMMON STOCK - 98.3%

CONSUMER CYCLICAL - 14.5%
                  10,000 Home Depot, Inc.                                                                $427,400
                   6,000 Johnson Controls, Inc.                                                           380,640
                   8,000 Polaris Industries, Inc.                                                         544,160
                  20,000 TJX Cos., Inc.                                                                   502,600
                   8,000 VF Corp.                                                                         443,040
                                                                                                    --------------
                                                                                                    --------------

                                                                                                        2,297,840
                                                                                                    --------------
                                                                                                    --------------
CONSUMER STAPLES - 6.1%
                   5,000 Altria Group, Inc.                                                               305,500
                   8,000 Coca-Cola Co.                                                                    333,040
                   6,000 Procter & Gamble Co.                                                             330,480
                                                                                                    --------------
                                                                                                    --------------

                                                                                                          969,020
                                                                                                    --------------
                                                                                                    --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 3.3%
                  15,000 Fairchild Semiconductor Corp. Class A+                                           243,900
                  12,000 Intel Corp.                                                                      280,680
                                                                                                    --------------
                                                                                                    --------------

                                                                                                          524,580
                                                                                                    --------------
                                                                                                    --------------
ENERGY - 7.5%
                   8,000 ChevronTexaco Corp.                                                              420,080
                   3,000 ConocoPhillips                                                                   260,490
                  10,000 Exxon Mobil Corp.                                                                512,600
                                                                                                    --------------
                                                                                                    --------------

                                                                                                        1,193,170
                                                                                                    --------------
                                                                                                    --------------
FINANCIAL - 19.6%
                   4,000 American International Group, Inc.                                               262,680
                  10,000 Citigroup, Inc.                                                                  481,800
                  10,500 J P Morgan Chase & Co.                                                           409,605
                   7,000 Marsh & McLennan Cos., Inc.                                                      230,300
                  12,000 MBNA Corp.                                                                       338,280
                   9,000 North Fork Bancorp., Inc.                                                        259,650
                   4,000 State Street Corp.                                                               196,480
                  10,000 Washington Mutual, Inc.                                                          422,800
                   8,000 Wells Fargo & Co.                                                                497,200
                                                                                                    --------------
                                                                                                    --------------

                                                                                                        3,098,795
                                                                                                    --------------
                                                                                                    --------------

FOOD & RELATED PRODUCTS - 2.2%
                   7,000 Anheuser-Busch Cos., Inc.                                                        355,110
                                                                                                    --------------
                                                                                                    --------------

HEALTH CARE - 12.0%
                   6,000 Baxter International, Inc.                                                       207,240
                   7,000 Bristol-Myers Squibb Co.                                                         179,340
                   5,000 Cardinal Health, Inc.                                                            290,750
                   8,000 Johnson & Johnson                                                                507,360
                   9,000 Merck & Co., Inc.                                                                289,260
                  16,000 Pfizer, Inc.                                                                     430,240
                                                                                                    --------------
                                                                                                    --------------

                                                                                                        1,904,190
                                                                                                    --------------
                                                                                                    --------------
INDUSTRIALS - 15.6%
                   5,000 General Dynamics Corp.                                                           523,000
                  12,000 General Electric Co.                                                             438,000
                   2,000 Ingersoll-Rand Co. - Class A                                                     160,600
                   8,000 Pitney Bowes, Inc.                                                               370,240
                   7,000 Teleflex, Inc.                                                                   363,580
                   6,000 United Technologies Corp.                                                        620,100
                                                                                                    --------------
                                                                                                    --------------

                                                                                                        2,475,520
                                                                                                    --------------
                                                                                                    --------------

OIL & GAS EXTRACTION - 2.1%
                   5,000 Anadarko Petroleum Corp.                                                         324,050
                                                                                                    --------------
                                                                                                    --------------

TECHNOLOGY - 15.4%
                  12,000 Cisco Systems, Inc.+                                                             231,600
                  10,000 Dell, Inc.+                                                                      421,400
                   4,000 Electronic Arts, Inc.+                                                           246,720
                   7,000 First Data Corp.                                                                 297,780
                   4,000 IBM Corp.                                                                        394,320
                  12,000 Microsoft Corp.                                                                  320,520
                  15,000 Nokia OYJ - ADR                                                                  235,050
                  10,000 Sungard Data Systems, Inc.+                                                      283,300
                                                                                                    --------------
                                                                                                    --------------

                                                                                                        2,430,690
                                                                                                    --------------
                                                                                                    --------------

Total Common Stock (cost $11,841,538)                                                                  15,572,965
                                                                                                    --------------
                                                                                                    --------------

SHORT-TERM INVESTMENTS - 2.1%

MONEY MARKET FUND - 1.6%
                 255,644 CitiSM Institutional Liquid Reserves Class A (cost $255,644)                     255,644
                                                                                                    --------------
                                                                                                    --------------

       PRINCIPAL

MONEY MARKET DEPOSIT ACCOUNT - 0.5%
                 $72,363 Citibank Money Market Deposit Account (cost $72,363)                              72,363
                                                                                                    --------------
                                                                                                    --------------


TOTAL INVESTMENTS - 100.4% (COST $12,169,545)*                                                       $ 15,900,972
OTHER ASSETS & LIABILITIES, NET - (0.4%)                                                                  (66,357)
                                                                                                    --------------
                                                                                                    --------------
NET ASSETS - 100.0%                                                                                  $ 15,834,615
                                                                                                    ==============
                                                                                                    ==============


+                        Non-income producing security
ADR                      American Depositary Receipt

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:
Gross Unrealized Appreciation                                   $4,556,896
Gross Unrealized Depreciation                                    ($825,469)
                                                              -------------
                                                              -------------
Net Unrealized Appreciation (Depreciation)                      $3,731,427
                                                              =============
                                                              =============

--------------------------------------------------------------------------------

SHAKER FUND

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004
--------------------------------------------------------------------------------


    SHARE                                 SECURITY
   AMOUNT                               DESCRIPTION                                  VALUE

COMMON STOCK - 100.1%

AUTOS & TRANSPORTATION - 1.5%
        9,090 Overnite Corp.                                                          $ 338,512
                                                                               -----------------

CONSUMER DISCRETIONARY - 17.2%
       10,060 Ask Jeeves, Inc.+                                                         269,105
       18,880 Casual Male Retail Group, Inc.+                                           102,896
        8,250 Children's Place+                                                         305,498
       25,000 Gevity HR, Inc.                                                           514,000
       13,910 Nordstrom, Inc.                                                           650,014
       18,410 Royal Caribbean Cruises, Ltd.                                           1,002,240
       29,000 VeriSign, Inc.+                                                           972,080
                                                                               -----------------
                                                                               -----------------
                                                                                      3,815,833
                                                                               -----------------

FINANCIAL SERVICES - 13.7%
       45,000 E*Trade Financial Corp.+                                                  672,750
       33,010 Fair Isaac Corp.                                                        1,210,807
       17,160 Fiserv, Inc.+                                                             689,660
       18,100 Scottish Re Group, Ltd.                                                   468,790
                                                                               -----------------
                                                                                      3,042,007
                                                                               -----------------

HEALTHCARE - 12.8%
       81,920 Cell Therapeutics, Inc.+                                                  666,829
       12,421 Integra LifeSciences Holdings Corp.+                                      458,708
       12,110 Invitrogen Corp.+                                                         812,944
        3,600 NitroMed , Inc.+                                                           95,940
       73,000 Qiagen NV+                                                                799,350
                                                                               -----------------
                                                                                      2,833,771
                                                                               -----------------

MATERIALS & PROCESSING - 0.9%
       10,220 Ultralife Batteries, Inc.+                                                198,779
                                                                               -----------------

OTHER ENERGY - 5.4%
        8,750 GlobalSantaFe Corp.                                                       289,713
       11,840 Pioneer Natural Resources Co.                                             415,584
       10,240 Pogo Producing Co.                                                        496,538
                                                                               -----------------
                                                                               -----------------
                                                                                      1,201,835
                                                                               -----------------

PRODUCER DURABLES - 4.9%
       12,700 DR Horton, Inc.                                                           511,937
       16,470 Newport Corp.+                                                            232,227
        5,400 Pulte Homes, Inc.                                                         344,520
                                                                               -----------------
                                                                                      1,088,684
                                                                               -----------------

SEMICONDUCTORS, COMPUTING/COMMUNICATION - 7.6%
       13,000 Intersil Corp., Class A                                                   217,620
       20,620 PMC-Sierra, Inc.+                                                         231,975
        6,380 Silicon Laboratories, Inc.+                                               225,278
       13,002 Tessera Technologies, Inc.+                                               483,767
       17,620 Xilinx, Inc.                                                              522,433
                                                                               -----------------
                                                                                      1,681,073
                                                                               -----------------

SEMICONDUCTORS, INDUSTRIAL/CONSUMER - 11.3%
       29,000 International Rectifier Corp.+                                          1,292,530
       27,290 Microchip Technology, Inc.                                                727,551
       25,000 Power Integrations, Inc.+                                                 494,500
                                                                               -----------------
                                                                                      2,514,581
                                                                               -----------------

SOFTWARE - 20.5%
       43,010 @Road, Inc.+                                                              297,199
       20,536 Cerner Corp.+                                                           1,091,846
       19,020 Cognizant Technology Solutions Corp., Class A+                            805,117
       62,000 Eclipsys Corp.+                                                         1,266,660
       48,270 Retek, Inc.+                                                              296,861
       19,000 Symantec Corp.+                                                           489,440
       21,380 TIBCO Software, Inc.+                                                     285,209
                                                                               -----------------
                                                                                      4,532,332
                                                                               -----------------

TELECOMMUNICATIONS - 4.3%
       47,580 Flextronics International, Ltd.+                                          657,556
       31,290 InFocus Corp.+                                                            286,616
                                                                               -----------------
                                                                                        944,172
                                                                               -----------------

Total Common Stock (Cost $13,520,184)                                                22,191,579
                                                                               -----------------

Total Investments in Securities - 100.1%                                           $ 22,191,579
(Cost $13,520,184)*
Other Assets and Liabilities, Net - (0.1)%                                              (16,176)
                                                                               -----------------
                                                                               -----------------
NET ASSETS - 100.0%                                                                 $22,175,403
                                                                               =================


-------------------------------------------------------------------------------
+ Non-income producing security.
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:
       Gross Unrealized Appreciation                         $8,820,849
       Gross Unrealized Depreciation                           (149,454)
                                                          --------------
       Net Unrealized Appreciation (Depreciation)            $8,671,395

Item 2.  Controls and Procedures.
(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Forum Funds

By:     /s/ David I. Goldstein
        __________________________
         David I. Goldstein, President

Date:   February 15, 2005
        __________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ David I. Goldstein
        __________________________
         David I. Goldstein, President

Date:   February 15, 2005
        __________________________


By:     /s/ Stacey E. Hong
        __________________________
         Stacey E. Hong, Treasurer

Date:   February 15, 2005
        __________________________